COMMITMENTS AND CONTINGENCIES - SITE CONTINGENCY (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 45,100,000	[1]
Accrued Environmental Loss Contingencies, Current	24,000,000
Accrued Environmental Loss Contingencies, Noncurrent	21,000,000
Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	2,100,000	[1],[2]
Estimated SONGS mitigation costs, recoverable in rates	14,000,000
Accrued Environmental Loss Contingencies, Current	1,000,000
Accrued Environmental Loss Contingencies, Noncurrent	1,000,000
Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	25,100,000	[1],[3]
Accrued Environmental Loss Contingencies, Current	6,000,000
Accrued Environmental Loss Contingencies, Noncurrent	19,000,000
Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	17,900,000	[1]
Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	24,900,000
Manufactured Gas Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 0	[2]
Site Contingency, Sites Completed	3	[4]
Site Contingency, Sites In Process	0
Manufactured Gas Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 23,100,000	[3]
Site Contingency, Sites Completed	39	[4]
Site Contingency, Sites In Process	3
Manufactured Gas Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 1,800,000
Waste Disposal Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	4,000,000	[5]
Waste Disposal Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 900,000	[2],[5]
Site Contingency, Sites Completed	2	[4]
Site Contingency, Sites In Process	1
Waste Disposal Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 2,000,000	[3],[5]
Site Contingency, Sites Completed	5	[4]
Site Contingency, Sites In Process	2
Waste Disposal Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 1,100,000	[5]
Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	700,000
Former Fossil Fueled Power Plants [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	700,000	[2]
Former Fossil Fueled Power Plants [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0	[3]
Former Fossil Fueled Power Plants [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0
Other Hazardous Waste Sites [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	15,500,000
Other Hazardous Waste Sites [Member] | Site Contingency, S D G E [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	500,000	[2]
Other Hazardous Waste Sites [Member] | Site Contingency, So Cal Gas [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	0	[3]
Other Hazardous Waste Sites [Member] | Site Contingency, Other Sempra Energy [Member]
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	$ 15,000,000

[1]	Sempra Energy, SDG&E and SoCalGas have accrued $45 million, $2 million and $25 million, respectively, for environmental liabilities as of December 31, 2015. Of these amounts, $24 million, $1 million and $6 million were classified as current liabilities, and $21 million, $1 million and $19 million were classified as noncurrent liabilities on Sempra Energy’s, SDG&E’s and SoCalGas’ Consolidated Balance Sheets, respectively.
[2]	Does not include SDG&E’s liability for SONGS marine mitigation.
[3]	Does not include any SoCalGas accrued liabilities for environmental matters for the natural gas leak at the Aliso Canyon facility. We discuss matters related to the leak above under "Legal Proceedings – SoCalGas – Aliso Canyon Natural Gas Storage Facility Gas Leak."
[4]	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.
[5]	Sites for which we have been identified as a Potentially Responsible Party.